INITIAL PUBLIC OFFERING (Details) - USD ($)		12 Months Ended
	Dec. 15, 2021	Dec. 31, 2023	Sep. 30, 2024
INITIAL PUBLIC OFFERING
Cash withdrawn from trust account		$ 318,888
BURTECH ACQUISITION CORP [Member]
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant		1	1
Cash withdrawn from trust account		$ 318,888
Initial Public Offering | BURTECH ACQUISITION CORP [Member]
INITIAL PUBLIC OFFERING
Number of units sold	28,750,000
Price per share	$ 10
Number of shares in a unit	1
Number of warrants in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.5
Over-allotment option | BURTECH ACQUISITION CORP [Member]
INITIAL PUBLIC OFFERING
Number of units sold	3,750,000